Income taxes (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes
Income tax expense (benefit)		$ (6.9)	$ (12.8)	$ 55.4	$ (11.3)	$ 26.4	$ (7.3)	$ 47.1
Pre-tax income (loss)		$ (34.6)	$ (185.1)	$ 169.2	$ (166.7)	$ (109.9)	$ 37.9	$ 333.2
Effective tax rate (as a percent)				32.70%	6.80%
Statutory tax rate (as a percent)	21.00%			22.00%	22.00%	35.00%
Tax Cuts and Jobs Act of 2017, BEAT tax rate, 2018 (as a percent)				5.00%
Tax Cuts and Jobs Act of 2017, BEAT tax rate, 2019-2025 (as a percent)				10.00%
Tax Cuts and Jobs Act of 2017, BEAT tax rate, 2026 and thereafter (as a percent)				12.50%
Provision for income taxes related to BEAT				$ 0.0		$ 0.0
Provision for income taxes related to GILTI				$ 0.0		$ 0.0
Remeasurement period for transition tax (in years)				1 year		1 year